Net interest income - Summary of net interest income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income:
Cash and deposits at amortized cost	₩ 85,846	₩ 128,023	₩ 210,415
Deposits at FVTPL	1,298	13,888	31,506
Securities at FVTPL	659,927	742,958	740,378
Securities at FVOCI	896,027	957,817	1,077,995
Securities at amortized cost	1,091,974	1,076,849	1,061,262
Loans at amortized cost	11,889,767	11,697,775	12,435,302
Loans at FVTPL	35,587	73,991	56,961
Others	63,804	82,695	93,543
Interest income	14,724,230	14,773,996	15,707,362
Interest expense:
Deposits	(2,173,804)	(2,842,625)	(3,644,632)
Borrowings	(330,548)	(426,607)	(551,416)
Debt securities issued	(1,390,230)	(1,554,544)	(1,666,257)
Others	(60,323)	(67,520)	(107,093)
Interest expense	(3,954,905)	(4,891,296)	(5,969,398)
Net interest income	₩ 10,769,325	₩ 9,882,700	₩ 9,737,964